Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of Other Income - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of other income [Abstract]
Other income from government grants	€ 13,155,250	€ 20,116,542
Further other income	64,454	42,627	54,221
Total	€ 13,219,704	€ 20,159,169	€ 54,221